Related Party Balance and Transactions (Details)																1 Months Ended			12 Months Ended
	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)	Aug. 04, 2022 USD ($)	Aug. 04, 2022 CNY (¥)	Aug. 31, 2023 CNY (¥)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 14, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)
Related Party Balance and Transactions [Line Items]
Purchased amount																			$ 221,207		$ 1,031,043
Revolving credit														$ 2,816,941	¥ 20,000,000
Commercial notes																			205,637				¥ 1,460,000
Deposited																			1,976,675				14,034,196	$ 205,637
Unsecured commercial notes																			1,760,316				¥ 12,498,069
loan amount																			$ 400,000
Sales and leaseback financing contract amount	$ 2,112,706	¥ 15,000,000						$ 2,816,941	¥ 20,000,000	$ 5,633,882	¥ 40,000,000
Assets and equity ownership percent																			100.00%	100.00%
Gross consideration																			$ 5,743,331	¥ 40,000,000
Paid consideration					$ 706,125											¥ 5,000,000	$ 1,486,746	¥ 10,000,000
Unpaid consideration																			$ 3,521,176	25,000,000
Line of credit facility			$ 7,042,353																						¥ 50,000,000
Maturity date																			Jun. 04, 2024				Jun. 04, 2024
Line of credit			1,408,471	¥ 10,000,000															$ 7,042,353	¥ 50,000,000
Principal amount						$ 4,120,881	¥ 29,257,844
Vice Chairman [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																			7.49%	7.49%
Shanghai Hui Yang Investment Co [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																			9.6451%	9.6451%
Mr. Sousheng Guo [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																			3.00%	3.00%
Sold amount																					205
Mr. Chenming Qi [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																			3.00%	3.00%
Ms. Jing Ji [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																			46.00%	46.00%
Sunrise Guizhou [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																			9.6451%	9.6451%
Guizhou Yilong [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																			3.0864%	3.0864%
Everbright Bank [Member]
Related Party Balance and Transactions [Line Items]
Line of credit facility																			$ 7,042,353				¥ 50,000,000			$ 14,084,705	¥ 100,000,000
Everbright Bank [Member] | Minimum [Member]
Related Party Balance and Transactions [Line Items]
Interest rates																			2.00%				2.00%
Everbright Bank [Member] | Maximum [Member]
Related Party Balance and Transactions [Line Items]
Interest rates																			4.50%				4.50%
Post Bank [Member]
Related Party Balance and Transactions [Line Items]
Line of credit facility																			$ 3,985,972				¥ 28,300,000					$ 4,225,412	¥ 30,000,000
Bank of Guizhou [Member]
Related Party Balance and Transactions [Line Items]
Commercial notes																			3,736,991				26,532,265
Bankers Acceptance [Member]
Related Party Balance and Transactions [Line Items]
Banker’s acceptance note																			411,273				2,920,000
Far East International Financial Leasing Co., Ltd. (“Far East”) [Member]
Related Party Balance and Transactions [Line Items]
loan amount												$ 2,816,941	¥ 20,000,000
Sunrise Tech [Member]
Related Party Balance and Transactions [Line Items]
Line of credit | ¥																				¥ 50,000,000
Chongqing Xingyu Finance Lease Co Ltd [Member]
Related Party Balance and Transactions [Line Items]
Interest rates						5.80%	5.80%
Sunrise Guizhou [Member]
Related Party Balance and Transactions [Line Items]
Line of credit			$ 2,816,941	¥ 20,000,000																¥ 50,000,000
Mr. Haiping Hu [Member] | Bankers Acceptance [Member]
Related Party Balance and Transactions [Line Items]
Unsecured amount banker’s acceptance note																			205,636				¥ 1,460,000
Zhuhai Investment [Member]
Related Party Balance and Transactions [Line Items]
Rental fee																					$ 118,475	103,411
Sold amount																						$ 666